SCHEDULE OF INVESTMENTS

Delaware Ivy Corporate Bond Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5-26-22	$383	$387
1.750%, 1-30-26	975	957
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA, 3.750%, 12-15-27 (A)	2,939	3,050
American Airlines Class A Pass-Through Certificates, Series 2016-2, 3.650%, 6-15-28	1,529	1,477
American Airlines Class AA Pass-Through Certificates, Series 2016-2, 3.200%, 6-15-28	2,294	2,305
American Airlines Class AA Pass-Through Certificates, Series 2017-2, 3.350%, 10-15-29	811	824
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA, 3.575%, 1-15-28	3,047	3,094
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA, 3.650%, 2-15-29	391	408
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B, 2.000%, 6-10-28	1,798	1,762
United Airlines Pass-Through Certificates, Series 2016-AA, 3.100%, 7-7-28	4,014	4,130

TOTAL ASSET-BACKED SECURITIES – 2.4%		$18,394
(Cost: $18,147)

CORPORATE DEBT SECURITIES

Communication Services

Alternative Carriers – 0.4%
Bell Canada (GTD by BCE, Inc.), 4.300%, 7-29-49	2,245	2,733

Cable & Satellite – 2.6%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2-1-24	3,942	4,194
3.900%, 6-1-52	1,385	1,392
3.850%, 4-1-61	1,400	1,324
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3-1-38	1,000	1,134
2.887%, 11-1-51(A)	2,410	2,337
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC), 3.250%, 11-1-39	3,125	3,303
Cox Communications, Inc.:
2.950%, 10-1-50(A)	1,150	1,077
3.600%, 6-15-51(A)	575	603
Omnicom Group, Inc. and Omnicom Capital, Inc., 3.650%, 11-1-24	1,545	1,639
Viacom, Inc., 4.750%, 5-15-25	3,000	3,293
		20,296

Integrated Telecommunication Services – 3.0%
AT&T, Inc.:
3.500%, 6-1-41	3,000	3,090
3.650%, 6-1-51	5,400	5,605
3.500%, 9-15-53	1,200	1,213
3.550%, 9-15-55	1,000	1,005
Sprint Corp., 7.875%, 9-15-23	2,535	2,795
Verizon Communications, Inc.:
4.329%, 9-21-28	2,500	2,842
4.500%, 8-10-33	3,175	3,738
2.987%, 10-30-56	2,687	2,550
		22,838

Interactive Media & Services – 0.2%
Alphabet, Inc., 2.050%, 8-15-50	1,356	1,214

Movies & Entertainment – 1.2%
Netflix, Inc., 5.875%, 2-15-25	4,149	4,668
TWDC Enterprises 18 Corp., 3.700%, 12-1-42	1,000	1,134
Walt Disney Co. (The):
4.125%, 12-1-41	2,000	2,379
3.600%, 1-13-51	967	1,097
		9,278

Wireless Telecommunication Service – 1.6%
Crown Castle Towers LLC:
3.663%, 5-15-25(A)	5,120	5,327
4.241%, 7-15-28(A)	2,500	2,727
T-Mobile USA, Inc.:
3.500%, 4-15-25	2,350	2,492
2.875%, 2-15-31	550	544
4.375%, 4-15-40	925	1,059
3.300%, 2-15-51	575	563
		12,712
Total Communication Services - 9.0%		69,071

Consumer Discretionary

Apparel Retail – 0.1%
Nordstrom, Inc., 2.300%, 4-8-24	550	551

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp., 4.625%, 7-10-25	1,950	2,125

Automobile Manufacturers – 0.2%
Nissan Motor Co. Ltd., 3.522%, 9-17-25(A)	1,150	1,207

Automotive Retail – 0.6%
7-Eleven, Inc.:
1.300%, 2-10-28(A)	1,575	1,501
1.800%, 2-10-31(A)	2,700	2,558
AutoNation, Inc., 2.400%, 8-1-31	1,000	966
		5,025

Casinos & Gaming – 0.1%
Genting New York LLC and Genny Capital, Inc., 3.300%, 2-15-26(A)	875	867

Education Services – 0.3%
University of Southern California, 3.028%, 10-1-39	2,000	2,126

Footwear – 0.3%
NIKE, Inc., 3.250%, 3-27-40	2,100	2,289

Home Improvement Retail – 0.7%
Home Depot, Inc. (The), 4.200%, 4-1-43	4,700	5,684

Homebuilding – 1.8%
D.R. Horton, Inc.:
2.600%, 10-15-25	3,620	3,740
1.300%, 10-15-26	540	528
Lennar Corp., 4.750%, 11-15-22(B)	2,630	2,692
NVR, Inc., 3.000%, 5-15-30	5,313	5,527
Toll Brothers Finance Corp. (GTD by Toll Brothers, Inc.):
4.375%, 4-15-23	530	548
3.800%, 11-1-29	675	726
		13,761

Internet & Direct Marketing Retail – 1.2%
Amazon.com, Inc., 3.875%, 8-22-37	7,500	8,830
Expedia Group, Inc., 6.250%, 5-1-25(A)	257	290
		9,120
Total Consumer Discretionary - 5.6%		42,755

Consumer Staples

Agricultural Products – 0.4%
Cargill, Inc., 2.125%, 4-23-30(A)	3,089	3,058

Brewers – 0.4%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB), 4.700%, 2-1-36	2,470	2,985

Drug Retail – 0.2%
CVS Health Corp., 4.780%, 3-25-38	1,035	1,262

Food Distributors – 0.4%
Sysco Corp., 3.750%, 10-1-25	3,166	3,396

Food Retail – 0.3%
Darling Ingredients, Inc., 5.250%, 4-15-27(A)	2,150	2,222

Household Products – 0.8%
Clorox Co. (The), 3.900%, 5-15-28	5,512	6,187

Hypermarkets & Super Centers – 0.2%
Walmart, Inc., 2.650%, 9-22-51	1,590	1,630

Packaged Foods & Meats – 2.8%
Conagra Brands, Inc., 0.500%, 8-11-23	800	794
Hormel Foods Corp., 3.050%, 6-3-51	3,185	3,391
Kraft Heinz Foods Co., 3.000%, 6-1-26	241	252
McCormick & Co., Inc.:
3.500%, 9-1-23	1,025	1,060
0.900%, 2-15-26	5,095	4,929
Nestle Holdings, Inc.:
3.900%, 9-24-38(A)	1,700	1,980
4.000%, 9-24-48(A)	3,530	4,348
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.), 3.950%, 8-15-24	4,250	4,521
		21,275

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), 1.950%, 3-15-31	2,700	2,663

Soft Drinks – 1.6%
Coca-Cola Co. (The):
2.250%, 1-5-32	1,385	1,409
3.000%, 3-5-51	1,370	1,454
Coca-Cola European Partners plc, 0.800%, 5-3-24(A)	2,730	2,686
Keurig Dr Pepper, Inc., 0.750%, 3-15-24	1,385	1,376
PepsiCo, Inc.:
3.625%, 3-19-50	3,175	3,761
2.750%, 10-21-51	1,580	1,623
		12,309

Tobacco – 0.5%
Imperial Brands Finance plc, 3.125%, 7-26-24(A)	3,800	3,929

Total Consumer Staples - 7.9%		60,916

Energy

Oil & Gas Exploration & Production – 0.9%
Canadian Natural Resources Ltd., 3.850%, 6-1-27	4,475	4,798
EQT Corp.:
3.000%, 10-1-22	1,500	1,517
6.625%, 2-1-25(B)	1,000	1,129
		7,444

Oil & Gas Storage & Transportation – 5.0%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.), 4.450%, 7-15-27	3,090	3,388
Cheniere Energy Partners L.P., 4.000%, 3-1-31	700	735
Colonial Pipeline Co., 4.250%, 4-15-48(A)	2,000	2,367
Colorado Interstate Gas Co., 4.150%, 8-15-26(A)	6,000	6,539
Energy Transfer Operating L.P., 5.300%, 4-15-47	1,450	1,684
Energy Transfer Partners L.P., 4.900%, 3-15-35	750	850
EQT Midstream Partners L.P., 4.750%, 7-15-23	842	877
Midwest Connector Capital Co. LLC, 4.625%, 4-1-29(A)	2,825	3,047
Plains All American Pipeline L.P. and PAA Finance Corp., 3.600%, 11-1-24	4,469	4,674
Sabal Trail Transmission LLC, 4.246%, 5-1-28(A)	5,000	5,572
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5-15-30	1,775	1,873
4.600%, 3-15-48	2,000	2,425
Williams Partners L.P., 4.850%, 3-1-48	3,500	4,263
		38,294
Total Energy - 5.9%		45,738
Financials

Asset Management & Custody Banks – 3.8%
Apollo Management Holdings L.P., 2.650%, 6-5-30(A)	3,110	3,140
Blackstone Holdings Finance Co. LLC:
1.600%, 3-30-31(A)	1,250	1,165
2.000%, 1-30-32(A)	4,240	4,086
Blue Owl Finance LLC, 3.125%, 6-10-31(A)	2,250	2,204
Citadel Finance LLC, 3.375%, 3-9-26(A)	2,100	2,098
Jefferies Group LLC and Jefferies Group Capital Finance, Inc., 2.625%, 10-15-31	1,530	1,507
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.), 3.500%, 8-25-50(A)	3,750	3,935
National Securities Clearing Corp., 1.500%, 4-23-25(A)	8,000	8,054
Owl Rock Capital Corp.:
5.250%, 4-15-24	1,125	1,200
4.000%, 3-30-25	1,675	1,744
		29,133

Consumer Finance – 0.8%
Ford Motor Credit Co. LLC:
2.979%, 8-3-22	2,000	2,013
2.700%, 8-10-26	1,185	1,197
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
1.250%, 1-8-26	1,375	1,346
2.400%, 10-15-28	1,580	1,577
		6,133

Diversified Banks – 6.2%
Bank of America Corp.:
4.200%, 8-26-24	6,000	6,435
2.496%, 2-13-31	3,000	3,011
2.592%, 4-29-31	5,325	5,385
1.898%, 7-23-31	3,425	3,282
2.299%, 7-21-32	4,775	4,700
Citizens Bank N.A., 3.250%, 2-14-22	1,050	1,051
Danske Bank A.S., 2.700%, 3-2-22(A)	2,000	2,008
ING Groep N.V., 3.550%, 4-9-24	2,425	2,543
Korea Development Bank, 3.000%, 3-19-22	1,875	1,883
Royal Bank of Canada, 2.300%, 11-3-31	2,625	2,640
Toronto-Dominion Bank, 3.250%, 3-11-24	3,125	3,267
U.S. Bancorp, 2.491%, 11-3-36	2,550	2,543
Wells Fargo & Co.:
2.393%, 6-2-28	1,500	1,526
4.150%, 1-24-29	970	1,087
2.879%, 10-30-30	4,808	5,003
5.013%, 4-4-51	850	1,163
		47,527

Financial Exchanges & Data – 0.2%
Intercontinental Exchange, Inc., 2.100%, 6-15-30	1,795	1,784

Investment Banking & Brokerage – 4.4%
Charles Schwab Corp. (The), 1.650%, 3-11-31	2,850	2,740
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	1,000	1,011
4.250%, 10-21-25	2,500	2,729
3.500%, 11-16-26	1,000	1,066
3.800%, 3-15-30	7,550	8,320
1.992%, 1-27-32	1,080	1,037
2.383%, 7-21-32	2,325	2,291
Morgan Stanley:
4.875%, 11-1-22	6,167	6,376
3.875%, 1-27-26	4,150	4,492
1.794%, 2-13-32	4,475	4,241
		34,303

Life & Health Insurance – 1.4%
New York Life Global Funding, 2.350%, 7-14-26(A)	3,000	3,101
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(A)	3,000	3,396
Principal Life Global Funding II, 3.000%, 4-18-26(A)	4,000	4,202
		10,699

Multi-Line Insurance – 0.7%
Aon Corp. (GTD by Aon plc), 2.800%, 5-15-30	4,950	5,107

Other Diversified Financial Services – 4.1%
Citigroup, Inc.:
3.500%, 5-15-23	1,390	1,437
3.520%, 10-27-28	3,250	3,489
4.412%, 3-31-31	3,690	4,218
2.572%, 6-3-31	5,725	5,781
4.700%, 7-30-68	1,150	1,165
5.000%, 3-12-69	925	955
JPMorgan Chase & Co.:
3.875%, 9-10-24	1,964	2,084
3.220%, 3-1-25	5,000	5,201
2.522%, 4-22-31	4,165	4,214
4.000%, 10-1-68	1,600	1,609

5.000%, 2-1-69	1,783	1,833
		31,986

Property & Casualty Insurance – 0.3%
First American Financial Corp., 2.400%, 8-15-31	2,400	2,351

Specialized Finance – 0.5%
LSEGA Financing plc, 2.500%, 4-6-31(A)	3,695	3,710

Total Financials - 22.4%		172,733

Health Care

Biotechnology – 0.3%
Amgen, Inc., 2.800%, 8-15-41	2,250	2,168

Health Care Equipment – 0.4%
Boston Scientific Corp.:
3.850%, 5-15-25	1,925	2,071
1.900%, 6-1-25	1,000	1,012
		3,083

Health Care Facilities – 0.7%
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.875%, 5-1-23	1,729	1,833
5.875%, 2-1-29	400	477
5.250%, 6-15-49	330	425
Universal Health Services, Inc., 1.650%, 9-1-26(A)	2,965	2,913
		5,648

Health Care Supplies – 0.5%
Dentsply Sirona, Inc., 3.250%, 6-1-30	3,358	3,551

Managed Health Care – 1.4%
Anthem, Inc., 2.250%, 5-15-30	1,650	1,646
Centene Corp., 2.450%, 7-15-28	945	932
Humana, Inc.:
2.900%, 12-15-22	870	887
0.650%, 8-3-23	540	538
1.350%, 2-3-27	540	525
UnitedHealth Group, Inc.:
2.750%, 5-15-40	750	763
3.050%, 5-15-41	5,240	5,492
		10,783

Pharmaceuticals – 2.2%
Bayer U.S. Finance II LLC:
3.875%, 12-15-23(A)	1,100	1,150
2.850%, 4-15-25(A)	2,165	2,213
Merck & Co., Inc.:
2.350%, 6-24-40	2,675	2,553
2.450%, 6-24-50	2,000	1,890
Novartis Capital Corp. (GTD by Novartis AG):
4.400%, 5-6-44	1,000	1,282
2.750%, 8-14-50	631	639
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9-2-25	3,750	3,674
3.300%, 9-2-40	425	425
Zoetis, Inc.:
3.900%, 8-20-28	678	753
2.000%, 5-15-30	2,370	2,339
		16,918
Total Health Care - 5.5%		42,151

Industrials

Aerospace & Defense – 2.7%
BAE Systems Holdings, Inc., 3.850%, 12-15-25(A)	3,405	3,653
Boeing Co. (The):
2.950%, 2-1-30	2,500	2,550

3.750%, 2-1-50	5,125	5,341
General Dynamics Corp., 2.850%, 6-1-41	2,460	2,535
Huntington Ingalls Industries, Inc., 2.043%, 8-16-28(A)	2,700	2,645
Raytheon Technologies Corp.:
2.250%, 7-1-30	2,750	2,746
3.125%, 7-1-50	1,545	1,582
		21,052

Airlines – 0.0%
Aviation Capital Group LLC, 3.500%, 11-1-27(A)	355	365

Building Products – 0.8%
Lennox International, Inc., 1.350%, 8-1-25	3,250	3,212
Masco Corp., 1.500%, 2-15-28	2,775	2,688
		5,900

Diversified Support Services – 0.4%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.), 3.375%, 12-1-24	2,000	2,107
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc., 1.750%, 4-10-26	1,100	1,097
		3,204

Electrical Components & Equipment – 0.3%
Vontier Corp., 2.400%, 4-1-28(A)	2,340	2,265

Environmental & Facilities Services – 1.3%
Republic Services, Inc., 2.300%, 3-1-30	4,849	4,867
Waste Connections, Inc., 3.500%, 5-1-29	3,300	3,572
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 1.500%, 3-15-31	1,500	1,414
		9,853

Industrial Machinery – 0.3%
Roper Technologies, Inc., 2.000%, 6-30-30	2,075	1,997

Railroads – 1.2%
Burlington Northern Santa Fe LLC, 4.550%, 9-1-44	2,000	2,529
Canadian Pacific Railway Ltd., 2.450%, 12-2-31	1,165	1,189
Kansas City Southern, 3.500%, 5-1-50	2,250	2,402
Union Pacific Corp., 3.550%, 8-15-39	3,125	3,470
		9,590

Research & Consulting Services – 1.6%
CoStar Group, Inc., 2.800%, 7-15-30(A)	2,817	2,821
IHS Markit Ltd., 5.000%, 11-1-22(A)	4,070	4,203
Thomson Reuters Corp., 3.350%, 5-15-26	2,450	2,604
Verisk Analytics, Inc., 3.625%, 5-15-50	2,504	2,731
		12,359
Total Industrials - 8.6%		66,585

Information Technology

Application Software – 4.0%
Adobe, Inc., 2.300%, 2-1-30	5,890	6,026

Autodesk, Inc.:
2.850%, 1-15-30	4,616	4,770
2.400%, 12-15-31	530	529
CDW LLC and CDW Finance Corp. (GTD by CDW Corp.):
2.670%, 12-1-26	945	970
3.276%, 12-1-28	3,030	3,110
3.569%, 12-1-31	1,265	1,319
Infor, Inc.:
1.450%, 7-15-23(A)	815	818
1.750%, 7-15-25(A)	4,875	4,846
Nuance Communications, Inc., 5.625%, 12-15-26	3,985	4,116
NXP B.V. and NXP Funding LLC, 3.875%, 6-18-26(A)	2,200	2,377
salesforce.com, Inc.:
2.700%, 7-15-41	800	800
2.900%, 7-15-51	1,175	1,199
		30,880

Data Processing & Outsourced Services – 3.0%
Fidelity National Information Services, Inc., 1.650%, 3-1-28	2,775	2,689
Fiserv, Inc., 3.850%, 6-1-25	5,500	5,878
Global Payments, Inc.:
2.650%, 2-15-25	4,195	4,314
2.900%, 11-15-31	1,485	1,508
PayPal Holdings, Inc.:
2.300%, 6-1-30	890	905
3.250%, 6-1-50	1,463	1,571
Visa, Inc.:
2.700%, 4-15-40	5,065	5,186
4.300%, 12-14-45	585	738
		22,789

Semiconductor Equipment – 0.0%
Lam Research Corp., 1.900%, 6-15-30	270	266

Semiconductors – 4.6%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 3.469%, 4-15-34(A)	2,195	2,300
Intel Corp., 4.100%, 5-19-46	4,800	5,715
Maxim Integrated Products, Inc., 3.450%, 6-15-27	2,620	2,828
Microchip Technology, Inc., 0.983%, 9-1-24(A)	4,476	4,396
QUALCOMM, Inc., 4.300%, 5-20-47	3,000	3,766
Taiwan Semiconductor Manufacturing Co. Ltd., 1.375%, 9-28-30(A)	3,535	3,285
Texas Instruments, Inc.:
3.875%, 3-15-39	3,933	4,657
4.150%, 5-15-48	600	750
TSMC Global Ltd., 2.250%, 4-23-31(A)	3,500	3,471
Xilinx, Inc.:
2.950%, 6-1-24	1,500	1,553
2.375%, 6-1-30	2,325	2,358
		35,079

Systems Software – 2.2%
Fortinet, Inc.:
1.000%, 3-15-26	1,665	1,614
2.200%, 3-15-31	3,380	3,312
Microsoft Corp.:
3.500%, 2-12-35	1,015	1,161
2.921%, 3-17-52	3,500	3,726
ServiceNow, Inc., 1.400%, 9-1-30	3,977	3,706

VMware, Inc., 4.500%, 5-15-25	2,850	3,106
		16,625

Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.:
3.850%, 5-4-43	1,150	1,357
4.650%, 2-23-46	1,295	1,703
3.850%, 8-4-46	2,950	3,504
2.650%, 5-11-50	825	813
2.650%, 2-8-51	825	813
2.700%, 8-5-51	575	570
Seagate HDD Cayman (GTD by Seagate Technology plc), 4.750%, 6-1-23	2,985	3,123
		11,883

Total Information Technology - 15.3%		117,522

Materials

Construction Materials – 0.2%
Martin Marietta Materials, Inc., 0.650%, 7-15-23	1,335	1,331

Fertilizers & Agricultural Chemicals – 0.6%
Mosaic Co. (The):
3.250%, 11-15-22	1,775	1,810
4.250%, 11-15-23	600	631
Nutrien Ltd., 4.125%, 3-15-35	1,974	2,250
		4,691

Gold – 0.1%
Newmont Corp., 2.600%, 7-15-32	855	857

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc., 3.250%, 5-15-30(A)	1,020	1,077

Paper Packaging – 0.5%
Avery Dennison Corp., 0.850%, 8-15-24	800	789
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC), 0.821%, 4-15-24(A)	3,020	2,974
		3,763
Total Materials - 1.5%		11,719

Real Estate

Health Care REITs – 0.6%
Welltower, Inc.:
3.625%, 3-15-24	2,250	2,367
2.050%, 1-15-29	2,700	2,660
		5,027

Industrial REITs – 0.2%
Avolon Holdings Funding Ltd.:
3.625%, 5-1-22(A)	215	217
3.250%, 2-15-27(A)	960	967
		1,184

Specialized REITs – 3.2%
American Tower Corp., 3.070%, 3-15-23(A)	3,000	3,003
American Tower Trust I, 3.652%, 3-23-28(A)	2,000	2,096
Crown Castle International Corp.:
3.150%, 7-15-23	225	232
3.200%, 9-1-24	1,000	1,044
1.050%, 7-15-26	3,000	2,900

CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.), 2.900%, 11-15-24	4,210	4,350
EPR Properties, 4.950%, 4-15-28	1,067	1,152
Equinix, Inc., 2.625%, 11-18-24	5,715	5,893
Extra Space Storage L.P., 2.550%, 6-1-31	4,140	4,079
		24,749
Total Real Estate - 4.0%		30,960

Utilities

Electric Utilities – 4.2%
Alabama Power Co., 3.125%, 7-15-51(C)	2,685	2,745
Appalachian Power Co., Series W, 4.450%, 6-1-45	1,000	1,173
CenterPoint Energy, Inc., 2.950%, 3-1-30	3,250	3,360
Commonwealth Edison Co., 3.650%, 6-15-46	2,500	2,775
Duke Energy Indiana LLC, 3.750%, 5-15-46	1,570	1,755
Duke Energy Ohio, Inc., 4.300%, 2-1-49	540	650
Entergy Corp., 3.750%, 6-15-50	4,280	4,618
FirstEnergy Corp.:
2.850%, 7-15-22	1,730	1,737
2.650%, 3-1-30	900	891
3.400%, 3-1-50	810	796
MidAmerican Energy Co., 3.950%, 8-1-47	1,000	1,179
National Rural Utilities Cooperative Finance Corp., 4.400%, 11-1-48	3,000	3,766
Southern California Edison Co., 4.125%, 3-1-48	1,725	1,940
Virginia Electric and Power Co., Series B, 4.600%, 12-1-48	1,850	2,366
Wisconsin Electric Power Co.:
4.250%, 6-1-44	750	893
4.300%, 10-15-48	1,750	2,157
		32,801

Gas Utilities – 0.6%
Southern California Gas Co., 4.300%, 1-15-49	3,830	4,772

Multi-Utilities – 1.5%
Baltimore Gas and Electric Co., 4.250%, 9-15-48	2,500	3,058
Black Hills Corp.:
1.037%, 8-23-24	1,850	1,828
4.350%, 5-1-33	3,750	4,277
Pacific Gas and Electric Co., 3.000%, 6-15-28	2,075	2,092
		11,255

Water Utilities – 0.6%
American Water Capital Corp., 4.150%, 6-1-49	3,800	4,497

Total Utilities - 6.9%		53,325

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$713,475
(Cost: $696,481)

MORTGAGE-BACKED SECURITIES

Non-Agency REMIC/CMO - 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index), 2.519%, 3-25-35(D)	1,722	1,456

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,456
(Cost: $1,715)

MUNICIPAL BONDS - TAXABLE

New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2, 2.460%, 8-1-26	3,000	3,126
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009, 11.000%, 3-1-29 (A)	3,037	4,036
		7,162

Ohio – 0.9%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A, 3.798%, 12-1-46	5,500	6,634

Puerto Rico – 0.3%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2012A, 7.500%, 8-20-40	2,050	1,958

TOTAL MUNICIPAL BONDS - TAXABLE – 2.1%		$15,754
(Cost: $13,491)

OTHER GOVERNMENT SECURITIES(E)

Canada - 1.5%
Province de Quebec, 7.140%, 2-27-26	9,365	11,342

Columbia - 0.1%
Republic of Colombia, 3.250%, 4-22-32	1,075	969

Mexico - 0.2%
United Mexican States, 3.750%, 4-19-71	1,750	1,578

TOTAL OTHER GOVERNMENT SECURITIES – 1.8%		$13,889
(Cost: $12,261)

SHORT-TERM SECURITIES	Shares

Money Market Funds(F) - 0.3%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	2,084	2,084

TOTAL SHORT-TERM SECURITIES – 0.3%		$2,084
(Cost: $2,084)

TOTAL INVESTMENT SECURITIES – 99.4%		$765,052
(Cost: $744,179)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%	4,805

NET ASSETS – 100.0%	$769,857

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021 the total value of these securities amounted to $156,482 or 20.3% of net assets.

(B)

Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2021.

(C)	All or a portion of securities with an aggregate value of $1,302 are on loan.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(F)	Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$18,394	$—
Corporate Debt Securities	—	713,475	—
Mortgage-Backed Securities	—	1,456	—
Municipal Bonds	—	15,754	—
Other Government Securities	—	13,889	—
Short-Term Securities	2,084	—	—
Total	$2,084	$762,968	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$744,179

Gross unrealized appreciation	27,891
Gross unrealized depreciation	(7,018)

Net unrealized appreciation	$20,873